Distribution Date:	09/13/21	COMM 2015-CCRE23 Mortgage Trust
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	14-16		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	20		Don Simon	(203) 660-6100
Historical Detail	21		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25-26	Trustee	Wilmington Trust, National Association
Modified Loan Detail	27		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	28		1100 North Market St., | Wilmington, DE 19890
		Controlling Class	Seer Capital Management, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	29	Representative
Interest Shortfall Detail - Collateral Level	30		-
Supplemental Notes	31		, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12593AAW5	1.536000%	53,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593AAX3	2.852000%	168,100,000.00	39,124,104.21	82,167.84	92,984.95	0.00	0.00	175,152.79	39,041,936.37	35.34%	30.00%
A-SB	12593AAY1	3.257000%	85,300,000.00	62,674,602.04	1,403,959.47	170,109.32	0.00	0.00	1,574,068.79	61,270,642.57	35.34%	30.00%
A-3	12593AAZ8	3.230000%	270,000,000.00	270,000,000.00	0.00	726,750.00	0.00	0.00	726,750.00	270,000,000.00	35.34%	30.00%
A-4	12593ABA2	3.497000%	381,594,000.00	381,594,000.00	0.00	1,112,028.51	0.00	0.00	1,112,028.51	381,594,000.00	35.34%	30.00%
A-M	12593ABC8	3.801000%	101,016,000.00	101,016,000.00	0.00	319,968.18	0.00	0.00	319,968.18	101,016,000.00	26.65%	22.63%
B	12593ABD6	4.183000%	92,797,000.00	92,797,000.00	0.00	323,474.88	0.00	0.00	323,474.88	92,797,000.00	18.67%	15.85%
C	12593ABE4	4.432829%	61,295,000.00	61,295,000.00	0.00	226,425.20	0.00	0.00	226,425.20	61,295,000.00	13.40%	11.38%
D	12593ABF1	4.432829%	58,212,000.00	58,212,000.00	0.00	215,036.53	0.00	0.00	215,036.53	58,212,000.00	8.39%	7.13%
E	12593AAJ4	3.234000%	27,394,000.00	27,394,000.00	0.00	73,826.83	0.00	0.00	73,826.83	27,394,000.00	6.04%	5.13%
F	12593AAL9	4.432829%	29,107,000.00	29,107,000.00	0.00	107,521.96	0.00	0.00	107,521.96	29,107,000.00	3.53%	3.00%
G*	12593AAN5	4.432829%	41,091,186.00	41,091,186.00	0.00	17,264.42	0.00	0.00	17,264.42	41,091,186.00	0.00%	0.00%
CM-A	12593AAE5	2.918000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	91.38%
CM-B	12593ABL8	0.000000%	84,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	69.63%
CM-C	12593ABN4	0.000000%	87,381,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	47.13%
CM-D	12593ABQ7	0.000000%	121,483,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.87%
CM-E	12593ABS3	0.000000%	61,636,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12593AAQ8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593AAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593AAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,758,206,186.03	1,164,304,892.25	1,486,127.31	3,385,390.78	0.00	0.00	4,871,518.09	1,162,818,764.94

Notional Certificates
X-A	12593ABB0	1.031402%	1,059,810,000.00	854,408,706.25	0.00	734,365.35	0.00	0.00	734,365.35	852,922,578.94

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-B	12593AAA3	0.150451%	154,092,000.00	154,092,000.00	0.00	19,319.47	0.00	0.00	19,319.47		154,092,000.00
X-C	12593AAC9	0.000000%	58,212,000.00	58,212,000.00	0.00	0.00	0.00	0.00	0.00		58,212,000.00
X-D	12593AAG0	1.198829%	27,394,000.00	27,394,000.00	0.00	27,367.27	0.00	0.00	27,367.27		27,394,000.00
CM-X-CP 12593ABG9		0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00
CM-X-	12593ABJ3	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00
EXT
Notional SubTotal			1,366,508,000.00	1,094,106,706.25	0.00	781,052.09	0.00	0.00	781,052.09		1,092,620,578.94

Deal Distribution Total					1,486,127.31	4,166,442.87	0.00	0.00	5,652,570.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593AAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593AAX3	232.74303516	0.48880333	0.55315259	0.00000000	0.00000000	0.00000000	0.00000000	1.04195592	232.25423183
A-SB	12593AAY1	734.75500633	16.45907937	1.99424760	0.00000000	0.00000000	0.00000000	0.00000000	18.45332696	718.29592696
A-3	12593AAZ8	1,000.00000000	0.00000000	2.69166667	0.00000000	0.00000000	0.00000000	0.00000000	2.69166667	1,000.00000000
A-4	12593ABA2	1,000.00000000	0.00000000	2.91416665	0.00000000	0.00000000	0.00000000	0.00000000	2.91416665	1,000.00000000
A-M	12593ABC8	1,000.00000000	0.00000000	3.16750000	0.00000000	0.00000000	0.00000000	0.00000000	3.16750000	1,000.00000000
B	12593ABD6	1,000.00000000	0.00000000	3.48583338	0.00000000	0.00000000	0.00000000	0.00000000	3.48583338	1,000.00000000
C	12593ABE4	1,000.00000000	0.00000000	3.69402398	0.00000000	0.00000000	0.00000000	0.00000000	3.69402398	1,000.00000000
D	12593ABF1	1,000.00000000	0.00000000	3.69402408	0.00000000	0.00000000	0.00000000	0.00000000	3.69402408	1,000.00000000
E	12593AAJ4	1,000.00000000	0.00000000	2.69500000	0.00000000	0.00000000	0.00000000	0.00000000	2.69500000	1,000.00000000
F	12593AAL9	1,000.00000000	0.00000000	3.69402412	0.00000000	0.00000000	0.00000000	0.00000000	3.69402412	1,000.00000000
G	12593AAN5	1,000.00000000	0.00000000	0.42014898	3.27387508	56.69671253	0.00000000	0.00000000	0.42014898	1,000.00000000
CM-A	12593AAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-B	12593ABL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-C	12593ABN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-D	12593ABQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-E	12593ABS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	12593AAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593ABB0	806.19045513	0.00000000	0.69292170	0.00000000	0.00000000	0.00000000	0.00000000	0.69292170	804.78819688
X-B	12593AAA3	1,000.00000000	0.00000000	0.12537620	0.00000000	0.00000000	0.00000000	0.00000000	0.12537620	1,000.00000000
X-C	12593AAC9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593AAG0	1,000.00000000	0.00000000	0.99902424	0.00000000	0.00000000	0.00000000	0.00000000	0.99902424	1,000.00000000
CM-X-CP	12593ABG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-X-EXT	12593ABJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	92,984.95	0.00	92,984.95	0.00	0.00	0.00	92,984.95	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	170,109.32	0.00	170,109.32	0.00	0.00	0.00	170,109.32	0.00
A-3	08/01/21 - 08/30/21	30	0.00	726,750.00	0.00	726,750.00	0.00	0.00	0.00	726,750.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	1,112,028.51	0.00	1,112,028.51	0.00	0.00	0.00	1,112,028.51	0.00
X-A	08/01/21 - 08/30/21	30	0.00	734,365.35	0.00	734,365.35	0.00	0.00	0.00	734,365.35	0.00
X-B	08/01/21 - 08/30/21	30	0.00	19,319.47	0.00	19,319.47	0.00	0.00	0.00	19,319.47	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	08/01/21 - 08/30/21	30	0.00	27,367.27	0.00	27,367.27	0.00	0.00	0.00	27,367.27	0.00
A-M	08/01/21 - 08/30/21	30	0.00	319,968.18	0.00	319,968.18	0.00	0.00	0.00	319,968.18	0.00
B	08/01/21 - 08/30/21	30	0.00	323,474.88	0.00	323,474.88	0.00	0.00	0.00	323,474.88	0.00
C	08/01/21 - 08/30/21	30	0.00	226,425.20	0.00	226,425.20	0.00	0.00	0.00	226,425.20	0.00
D	08/01/21 - 08/30/21	30	0.00	215,036.53	0.00	215,036.53	0.00	0.00	0.00	215,036.53	0.00
E	08/01/21 - 08/30/21	30	0.00	73,826.83	0.00	73,826.83	0.00	0.00	0.00	73,826.83	0.00
F	08/01/21 - 08/30/21	30	0.00	107,521.96	0.00	107,521.96	0.00	0.00	0.00	107,521.96	0.00
G	08/01/21 - 08/30/21	30	2,195,207.75	151,791.83	0.00	151,791.83	134,527.41	0.00	0.00	17,264.42	2,329,735.16
CM-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-CP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,195,207.75	4,300,970.28	0.00	4,300,970.28	134,527.41	0.00	0.00	4,166,442.87	2,329,735.16

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 31

Additional Information

Total Available Distribution Amount (1)	5,652,570.18
Pooled Available Funds	5,652,570.19
Non-Pooled Available Funds	0.00
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,321,358.65	Master Servicing Fee	15,004.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,198.83
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	501.30
ARD Interest	0.00	Operating Advisor Fee	1,474.14
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,321,358.65	Total Fees	20,388.36

Principal		Expenses/Reimbursements
Scheduled Principal	1,486,127.31	Reimbursement for Interest on Advances	21,704.33
Unscheduled Principal Collections		ASER Amount	94,205.93
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,315.64
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,301.51
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,486,127.31	Total Expenses/Reimbursements	134,527.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,166,442.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,486,127.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,652,570.18
Total Funds Collected	5,807,485.96	Total Funds Distributed	5,807,485.95

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,164,304,893.10	1,164,304,893.10	Beginning Certificate Balance	1,164,304,892.25
(-) Scheduled Principal Collections	1,486,127.31	1,486,127.31	(-) Principal Distributions	1,486,127.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,162,818,765.79	1,162,818,765.79	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,166,640,113.69	1,166,640,113.69	Ending Certificate Balance	1,162,818,764.94
Ending Actual Collateral Balance	1,165,214,102.88	1,165,214,102.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.85)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.85)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	295,446,051.05	25.41%	42	4.1231	NAP	Defeased	15	295,446,051.05	25.41%	42	4.1231	NAP
	7,499,999 or less	31	122,515,994.82	10.54%	41	4.4533	1.463959	1.39 or less	24	347,062,296.70	29.85%	36	4.6682	0.528301
7,500,000 to 14,999,999		12	119,674,598.51	10.29%	43	4.2817	1.713545	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		13	246,157,141.66	21.17%	34	4.4017	1.284465	1.45 to 1.54	5	62,993,173.69	5.42%	44	4.2169	1.493085
25,000,000 to 49,999,999		7	242,704,979.75	20.87%	42	4.5815	0.808599	1.55 to 1.99	20	199,463,650.09	17.15%	42	4.2982	1.768606
50,000,000 to 74,999,999		1	56,320,000.00	4.84%	43	3.9300	3.780000	2.00 to 2.49	13	194,005,251.02	16.68%	41	4.1080	2.098784
	75,000,000 or greater	1	80,000,000.00	6.88%	40	3.9850	2.070000	2.50 to 2.99	1	1,398,605.69	0.12%	44	4.1660	2.740000
	Totals	80	1,162,818,765.79	100.00%	40	4.3100	1.530515	3.00 or greater	2	62,449,737.55	5.37%	43	3.9663	3.749572
								Totals	80	1,162,818,765.79	100.00%	40	4.3100	1.530515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	46	295,446,051.05	25.41%	42	4.1231	NAP	Ohio	7	39,550,006.09	3.40%	43	4.2052	1.449153
Alabama	3	1,502,569.16	0.13%	39	4.4500	1.360000	Oklahoma	3	5,665,663.80	0.49%	43	4.7827	0.644780
Arizona	1	1,766,998.74	0.15%	39	4.6500	1.880000	Oregon	2	17,302,604.00	1.49%	43	4.2428	1.855612
Arkansas	4	2,262,346.52	0.19%	39	4.4500	1.360000	Pennsylvania	1	5,460,914.24	0.47%	44	4.3330	1.100000
California	11	309,306,504.14	26.60%	42	4.2997	1.179194	South Dakota	2	4,248,725.44	0.37%	43	4.4500	0.906853
Colorado	3	15,935,739.64	1.37%	43	4.3069	2.243114	Tennessee	7	9,347,403.39	0.80%	40	4.2830	0.284485
Connecticut	2	21,848,375.06	1.88%	(8)	4.8526	0.219617	Texas	4	28,838,278.49	2.48%	44	4.3264	1.975905
Delaware	1	22,434,849.02	1.93%	40	4.2100	1.930000	Virginia	1	6,547,332.97	0.56%	42	4.1100	2.360000
Florida	6	68,149,875.94	5.86%	42	4.8138	1.500400	Wisconsin	1	679,422.58	0.06%	39	4.4500	1.360000
Georgia	3	20,698,663.67	1.78%	41	4.3797	1.092089	Totals	152	1,162,818,765.79	100.00%	40	4.3100	1.530515
Hawaii	1	56,320,000.00	4.84%	43	3.9300	3.780000
									Property Type³
Illinois	11	22,167,468.96	1.91%	42	4.3877	1.408124
Indiana	3	1,452,265.76	0.12%	39	4.4500	1.360000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	2	15,101,424.68	1.30%	43	4.8415	1.260000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	2	15,398,421.96	1.32%	44	4.3343	2.063799	Defeased	46	295,446,051.05	25.41%	42	4.1231	NAP
Kentucky	2	1,077,930.05	0.09%	39	4.4500	1.360000	Industrial	3	17,820,439.70	1.53%	43	4.4010	1.903597
Maine	1	29,284,660.84	2.52%	43	4.2690	1.600000	Lodging	11	159,194,340.54	13.69%	29	4.5146	1.261081
Maryland	1	8,306,041.07	0.71%	41	4.5100	1.790000	Mixed Use	4	43,423,783.79	3.73%	40	4.3632	1.940715
Michigan	3	38,716,018.56	3.33%	44	4.1297	1.304204	Mobile Home Park	6	30,938,633.08	2.66%	42	4.1207	1.712883
Minnesota	3	2,262,000.00	0.19%	43	5.1660	1.948937	Multi-Family	15	169,638,705.41	14.59%	43	4.5717	1.165134
Mississippi	2	14,235,880.87	1.22%	44	4.1882	1.632936	Office	20	313,141,938.42	26.93%	41	4.1795	1.603912
Missouri	5	13,378,141.67	1.15%	42	4.7829	1.209307	Other	1	6,129,737.55	0.53%	43	4.3000	3.470000
Nebraska	1	557,257.17	0.05%	39	4.4500	1.360000	Retail	45	122,637,578.64	10.55%	42	4.4742	1.444544
Nevada	2	18,922,674.75	1.63%	43	4.2635	1.891103	Self Storage	1	4,447,557.62	0.38%	43	4.5300	1.140000
New York	5	48,646,255.50	4.18%	16	4.8559	0.484659	Totals	152	1,162,818,765.79	100.00%	40	4.3100	1.530515

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	295,446,051.05	25.41%	42	4.1231	NAP	Defeased	15	295,446,051.05	25.41%	42	4.1231	NAP
	4.4999% or less	40	619,473,889.86	53.27%	42	4.1625	1.825910	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	11	106,772,414.72	9.18%	43	4.6288	0.434405	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	14	141,126,410.16	12.14%	26	5.1075	0.693430	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	80	1,162,818,765.79	100.00%	40	4.3100	1.530515	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	65	867,372,714.74	74.59%	40	4.3737	1.470356
								Totals	80	1,162,818,765.79	100.00%	40	4.3100	1.530515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	295,446,051.05	25.41%	42	4.1231	NAP	Defeased	15	295,446,051.05	25.41%	42	4.1231	NAP
	60 months or less	65	867,372,714.74	74.59%	40	4.3737	1.470356	Interest Only	11	238,168,500.00	20.48%	42	4.1191	2.144522
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	54	629,204,214.74	54.11%	39	4.4700	1.215169
115 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	80	1,162,818,765.79	100.00%	40	4.3100	1.530515	Totals	80	1,162,818,765.79	100.00%	40	4.3100	1.530515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	295,446,051.05	25.41%	42	4.1231	NAP				None
Underwriter's Information		3	56,682,999.07	4.87%	42	4.3260	1.400686
	12 months or less	60	802,990,608.75	69.06%	40	4.3701	1.480114
	13 months to 24 months	2	7,699,106.92	0.66%	20	5.0995	0.965599
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	80	1,162,818,765.79	100.00%	40	4.3100	1.530515
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A2	30309164	OF	West Hollywood	CA	Actual/360	3.98525%	274,522.22	0.00	0.00	N/A	01/06/25	--	80,000,000.00	80,000,000.00	09/06/21
01A3	30309165				Actual/360	3.98525%	137,261.11	0.00	0.00	N/A	01/06/25	--	40,000,000.00	40,000,000.00	09/06/21
3	30309161	MF	Various	Various	Actual/360	4.43025%	345,333.27	136,094.85	0.00	N/A	04/06/25	--	90,526,452.94	90,390,358.09	09/06/21
4	30309189	OF	New York	NY	Actual/360	3.61025%	279,775.00	0.00	0.00	N/A	03/06/25	--	90,000,000.00	90,000,000.00	09/06/21
5	30309186	LO	Kihei	HI	Actual/360	3.93025%	190,596.27	0.00	0.00	N/A	04/06/25	--	56,320,000.00	56,320,000.00	09/06/21
6	30309174	OF	Van Nuys	CA	Actual/360	4.32525%	171,197.61	70,520.22	0.00	N/A	04/06/25	--	45,967,659.45	45,897,139.23	09/06/21
7	30309144	MF	Jacksonville	FL	Actual/360	5.37525%	167,227.13	56,761.37	0.00	N/A	03/06/25	--	36,130,092.98	36,073,331.61	09/06/21
8	30309208	LO	San Diego	CA	Actual/360	4.67225%	131,753.20	57,976.33	0.00	N/A	04/06/25	--	32,746,981.00	32,689,004.67	09/06/21
9	30309171	RT	Lake Arrowhead	CA	Actual/360	4.95025%	126,003.69	50,140.41	0.00	N/A	03/06/25	--	29,560,983.81	29,510,843.40	09/06/21
10	30295203	OF	Portland	ME	Actual/360	4.26925%	107,874.87	60,393.91	0.00	N/A	04/06/25	--	29,345,054.75	29,284,660.84	09/06/21
11	30309215	MF	Los Angeles	CA	Actual/360	4.66025%	117,386.34	0.00	0.00	N/A	05/06/25	--	29,250,000.00	29,250,000.00	09/06/21
12	30309162	SS	Various	Various	Actual/360	4.22025%	89,935.55	38,738.06	0.00	N/A	04/06/25	--	24,749,119.48	24,710,381.42	09/06/21
13	30309211	MU	Fort Worth	TX	Actual/360	4.24025%	84,114.72	43,637.49	0.00	N/A	05/06/25	--	23,038,116.32	22,994,478.83	09/06/21
14	30295373	MF	Novi	MI	Actual/360	3.94025%	74,674.51	43,816.17	0.00	N/A	05/06/25	--	22,009,843.81	21,966,027.64	09/06/21
15	30309148	OF	Wilmington	DE	Actual/360	4.21025%	81,480.90	40,919.35	0.00	N/A	01/01/25	--	22,475,768.37	22,434,849.02	09/01/21
16	30309176	MF	Various	Various	Actual/360	4.22325%	84,013.72	38,583.72	0.00	N/A	04/06/25	--	23,100,348.61	23,061,764.89	09/06/21
17	30295280	MF	Washington	DC	Actual/360	4.41725%	80,040.01	27,833.24	0.00	N/A	04/06/25	--	21,046,006.46	21,018,173.22	09/06/21
18	30309183	RT	Cuyahoga Falls	OH	Actual/360	4.20025%	67,240.97	35,452.64	0.00	N/A	05/06/25	--	18,591,972.91	18,556,520.27	09/06/21
19	30309166	LO	Long Island City	NY	Actual/360	5.25125%	81,022.96	44,831.45	0.00	N/A	01/06/20	--	17,918,716.69	17,873,885.24	02/06/20
20	30309170	LO	Norwalk	CT	Actual/360	5.04325%	78,732.84	30,242.79	0.00	N/A	03/06/20	--	18,128,617.85	18,098,375.06	04/06/19
21	30309188	Various Champaign		IL	Actual/360	4.35025%	67,785.33	31,777.03	0.00	N/A	03/06/25	--	18,096,194.08	18,064,417.05	03/06/21
22	30309216	OF	San Francisco	CA	Actual/360	4.13025%	66,157.50	29,618.20	0.00	N/A	04/06/25	--	18,602,436.74	18,572,818.54	09/06/21
23	30309202	OF	New York	NY	Actual/360	4.45025%	68,975.00	0.00	0.00	N/A	04/06/25	--	18,000,000.00	18,000,000.00	09/06/21
24	30309175	RT	Las Vegas	NV	Actual/360	4.20825%	57,643.96	30,468.45	0.00	N/A	04/06/25	--	15,906,231.76	15,875,763.31	09/06/21
25	30309177	IN	Las Vegas	NV	Actual/360	3.90025%	52,838.23	29,703.71	0.00	N/A	04/06/25	--	15,733,467.42	15,703,763.71	09/06/21
26	30309201	MF	West Des Moines	IA	Actual/360	4.84125%	63,080.50	29,169.89	0.00	N/A	04/06/25	--	15,130,594.57	15,101,424.68	09/06/21
27	30309182	MF	Topeka	KS	Actual/360	4.33025%	55,457.45	27,748.71	0.00	N/A	05/06/25	--	14,873,486.54	14,845,737.83	09/06/21
28	30309212	RT	Various	Various	Actual/360	4.45025%	59,692.95	20,902.05	0.00	N/A	12/06/24	--	15,577,719.18	15,556,817.13	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	30309146	MH	West Palm Beach	FL	Actual/360	3.93025%	50,588.02	21,958.77	0.00	N/A	03/01/25	--	14,948,441.90	14,926,483.13	09/01/21
30	30309154	MH	Belleville	MI	Actual/360	4.17025%	45,662.68	23,042.08	0.00	N/A	03/01/25	--	12,716,457.64	12,693,415.56	09/01/21
31	30295233	MF	Gresham	OR	Actual/360	4.37025%	42,801.41	19,572.39	0.00	N/A	04/06/25	--	11,374,110.28	11,354,537.89	09/06/21
32	30309191	OF	Pomona	CA	Actual/360	4.10025%	35,794.66	19,773.15	0.00	N/A	04/06/25	--	10,138,533.56	10,118,760.41	09/06/21
34	30309214	MF	Starkville	MS	Actual/360	4.19425%	37,960.89	15,422.80	0.00	N/A	05/06/25	--	10,512,366.39	10,496,943.59	09/06/21
35	30309145	MU	Royal Oak	MI	Actual/360	4.25025%	35,354.10	18,267.35	0.00	N/A	05/06/25	--	9,660,324.43	9,642,057.08	09/06/21
36	30309217	OF	San Diego	CA	Actual/360	4.30025%	28,839.69	21,530.41	0.00	N/A	04/06/25	--	7,788,663.82	7,767,133.41	09/06/21
37	30309184	OF	Brookhaven	GA	Actual/360	4.35025%	32,247.60	13,302.18	0.00	N/A	02/06/25	--	8,608,925.38	8,595,623.20	09/06/21
38	30295167	IN	St Louis	MO	Actual/360	4.70025%	33,061.90	14,393.46	0.00	N/A	04/06/25	--	8,169,034.40	8,154,640.94	09/06/21
39	30309167	RT	Hillcrest Heights	MD	Actual/360	4.51025%	32,309.26	13,345.91	0.00	N/A	02/06/25	--	8,319,386.98	8,306,041.07	09/06/21
40	30295168	OF	Utica	MI	Actual/360	4.55325%	27,915.03	12,869.73	0.00	N/A	04/06/25	--	7,120,803.57	7,107,933.84	09/06/21
41	30309147	SS	Various	GA	Actual/360	4.55025%	27,733.34	13,039.50	0.00	N/A	01/01/25	--	7,078,341.99	7,065,302.49	09/01/21
42	30309209	RT	Denver	CO	Actual/360	4.20025%	27,766.10	10,621.75	0.00	N/A	04/06/25	--	7,677,261.71	7,666,639.96	09/06/21
43	30309185	OF	Atlanta	GA	Actual/360	4.35025%	27,665.97	11,412.26	0.00	N/A	02/06/25	--	7,385,799.23	7,374,386.97	09/06/21
44	30309172	MU	San Diego	CA	Actual/360	4.43425%	29,778.34	0.00	0.00	N/A	04/06/25	--	7,800,000.00	7,800,000.00	09/06/21
45	30309187	LO	Phoenix	AZ	Actual/360	4.65025%	26,206.50	13,751.43	0.00	N/A	02/06/25	--	6,544,806.71	6,531,055.28	09/06/21
46	30309158	LO	Brentwood	TN	Actual/360	4.20025%	22,647.73	17,772.94	0.00	N/A	02/06/25	--	6,262,044.36	6,244,271.42	09/06/21
47	30309203	LO	Poughkeepsie	NY	Actual/360	4.90025%	28,177.53	11,361.61	0.00	N/A	04/06/25	--	6,678,018.20	6,666,656.59	12/06/20
48	30309204	98	Commerce	CO	Actual/360	4.30025%	22,759.97	16,991.57	0.00	N/A	04/06/25	--	6,146,729.12	6,129,737.55	09/06/21
50	30309168	IN	Manassas	VA	Actual/360	4.11025%	23,209.38	10,534.18	0.00	N/A	03/06/25	--	6,557,867.15	6,547,332.97	09/06/21
51	30309156	MH	Damascus	OR	Actual/360	4.00025%	20,528.48	11,816.41	0.00	N/A	04/01/25	--	5,959,882.52	5,948,066.11	09/01/21
52	30309169	LO	Titusville	FL	Actual/360	4.52025%	22,463.81	10,548.02	0.00	N/A	03/06/25	--	5,771,460.37	5,760,912.35	09/06/21
54	30294760	LO	Pauls Valley	OK	Actual/360	4.85025%	19,759.34	19,342.52	0.00	N/A	05/06/25	--	4,731,201.56	4,711,859.04	01/06/20
55	30309210	RT	Limerick Township	PA	Actual/360	4.33325%	20,408.95	8,902.90	0.00	N/A	05/06/25	--	5,469,817.14	5,460,914.24	09/06/21
56	30295155	SS	Rockledge	FL	Actual/360	4.66425%	20,129.46	8,276.73	0.00	N/A	04/06/25	--	5,012,037.50	5,003,760.77	09/06/21
57	30309159	MF	Cincinnati	OH	Actual/360	4.20025%	17,222.55	9,184.38	0.00	N/A	03/06/25	--	4,761,994.48	4,752,810.10	09/06/21
58	30309152	MH	Phoenix	AZ	Actual/360	4.29025%	17,388.11	9,056.11	0.00	N/A	01/01/25	--	4,706,909.32	4,697,853.21	09/01/21
59	30309179	RT	Thousand Oaks	CA	Actual/360	4.15025%	16,434.45	8,842.92	0.00	N/A	05/06/25	--	4,598,835.87	4,589,992.95	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
60	30309160	RT	McDonough	GA	Actual/360	4.48025%	18,272.23	7,811.45	0.00	N/A	04/06/25	--	4,736,464.95	4,728,653.50	09/06/21
61	30295228	SS	Naples	FL	Actual/360	4.53025%	17,378.58	7,536.42	0.00	N/A	04/06/25	--	4,455,094.04	4,447,557.62	09/06/21
62	30309181	MF	Las Vegas	NV	Actual/360	4.10525%	14,148.08	7,753.95	0.00	N/A	05/06/25	--	4,002,441.64	3,994,687.69	09/06/21
63	30309192	LO	Sioux Falls	SD	Actual/360	4.45025%	14,505.28	10,269.04	0.00	N/A	04/06/25	--	3,785,358.55	3,775,089.51	09/06/21
64	30309178	LO	Marshall	TX	Actual/360	4.75025%	15,003.98	9,511.07	0.00	N/A	05/06/25	--	3,668,205.04	3,658,693.97	09/06/21
65	30295184	OF	Chicago	IL	Actual/360	4.55325%	16,110.33	5,605.61	0.00	N/A	04/06/25	--	4,108,657.53	4,103,051.92	09/06/21
66	30309190	RT	Gallipolis	OH	Actual/360	4.08025%	13,229.47	6,052.09	0.00	N/A	04/06/25	--	3,765,503.19	3,759,451.10	09/06/21
67	30309198	LO	Blue Springs	MO	Actual/360	5.16125%	15,137.88	10,621.05	0.00	N/A	04/06/25	--	3,406,213.74	3,395,592.69	09/06/21
68	30309213	MF	Clinton	MS	Actual/360	4.17325%	13,456.99	5,515.41	0.00	N/A	05/06/25	--	3,744,452.69	3,738,937.28	09/06/21
69	30309153	MH	Alexandria	KY	Actual/360	4.15025%	12,247.18	6,710.85	0.00	N/A	02/01/25	--	3,427,115.99	3,420,405.14	09/01/21
70	30309173	MF	Norwalk	CT	Actual/360	3.93225%	12,695.47	0.00	0.00	N/A	04/06/25	--	3,750,000.00	3,750,000.00	09/06/21
71	30295116	IN	Syracuse	NY	Actual/360	4.23025%	11,390.78	8,720.24	0.00	N/A	04/06/25	--	3,127,186.03	3,118,465.79	09/06/21
72	30294958	LO	Conway	SC	Actual/360	4.65025%	12,203.68	8,114.03	0.00	N/A	03/06/25	--	3,047,746.51	3,039,632.48	09/06/21
73	30309157	MH	Colton	CA	Actual/360	4.14025%	11,111.44	6,003.20	0.00	N/A	05/01/25	--	3,116,814.73	3,110,811.53	09/01/21
74	30309150	MH	Henderson	NV	Actual/360	4.55025%	11,960.00	5,623.29	0.00	N/A	01/01/25	--	3,052,534.73	3,046,911.44	09/01/21
75	30295208	MU	Long Island City	NY	Actual/360	5.49325%	14,151.55	4,571.00	0.00	N/A	04/06/20	--	2,991,818.88	2,987,247.88	07/06/21
76	30309151	MH	Apache Junction	AZ	Actual/360	4.47025%	9,349.58	4,535.29	0.00	N/A	01/01/25	--	2,428,987.18	2,424,451.89	09/01/21
77	30309155	MH	Monument	CO	Actual/360	4.71025%	8,692.18	3,769.56	0.00	N/A	04/01/25	--	2,143,131.69	2,139,362.13	09/01/21
78	30309149	MH	Phoenix	AZ	Actual/360	4.65025%	7,088.27	3,224.47	0.00	N/A	12/01/24	--	1,770,223.21	1,766,998.74	09/01/21
79	30309180	RT	Plano	TX	Actual/360	4.16625%	5,031.39	3,915.79	0.00	N/A	05/06/25	--	1,402,521.48	1,398,605.69	09/06/21
80	30309200	RT	Paynesville	MN	Actual/360	5.16625%	3,585.49	0.00	0.00	03/06/25	03/06/35	--	806,000.00	806,000.00	09/06/21
81	30309205	RT	Yorktown	TX	Actual/360	5.16625%	3,498.75	0.00	0.00	04/06/25	04/06/35	--	786,500.00	786,500.00	09/06/21
82	30309206	RT	St Francis	MN	Actual/360	5.16625%	3,267.42	0.00	0.00	04/06/25	04/06/35	--	734,500.00	734,500.00	09/06/21
83	30309207	RT	Battle Lake	MN	Actual/360	5.16625%	3,209.59	0.00	0.00	04/06/25	04/06/35	--	721,500.00	721,500.00	09/06/21
Totals							4,321,358.65	1,486,127.31	0.00				1,164,304,893.10	1,162,818,765.79

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A2	17,984,884.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01A3	17,984,884.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	3,802,366.76	9,252,352.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,491,006.76	503,724.71	01/01/21	05/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,132,645.06	890,088.21	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(555,575.74)	(227,290.91)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,618,130.53	649,174.02	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,351,048.04	3,343,205.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	810,019.41	(589,479.04)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	9,575,365.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,648,431.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,881,316.81	3,048,433.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,883,714.99	881,311.29	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,535,823.14	1,979,125.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(1,607,757.00)	0.00	--	--	03/08/21	8,552,223.17	472,836.43	86,751.62	1,916,926.45	332,727.79	0.00
20	(217,194.80)	0.00	--	--	08/06/21	10,218,186.68	1,362,531.67	64,167.33	1,939,345.64	0.00	0.00
21	1,451,080.66	0.00	--	--	--	0.00	0.00	99,400.30	596,909.65	279,795.55	0.00
22	2,327,069.04	2,457,841.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	774,576.27	1,432,455.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,798,047.18	2,015,595.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,482,948.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,077,443.99	2,263,784.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	21,249,736.00	10,622,984.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,497,971.80	1,590,104.88	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,638,970.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,158,993.07	326,432.31	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	881,496.06	1,089,575.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,296,345.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	969,376.05	964,357.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,082,837.19	465,206.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,031,306.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,036,371.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	626,048.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	661,048.20	754,243.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	525,286.19	941,407.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	766,550.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	(121,362.59)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	83,031.40	0.00	--	--	05/06/21	210,620.31	4,345.88	38,368.77	349,203.15	0.00	0.00
48	1,656,422.52	1,706,115.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,002,265.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	578,619.28	538,486.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	506,136.57	1,004,390.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	08/06/21	2,482,678.53	175,355.06	28,620.07	606,266.57	0.00	0.00
55	435,482.88	416,412.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	349,878.22	571,522.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	382,399.18	381,561.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	345,721.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	(10,806.79)	315,559.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	346,039.13	146,976.80	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	441,143.53	444,983.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	405,933.01	297,623.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	95,429.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	467,527.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	272,186.50	319,035.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	615,372.58	561,553.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	346,796.01	305,338.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	549,510.03	528,399.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	02/08/21	0.00	0.00	18,644.23	37,419.32	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	63,476.36	43,717.65	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	155,047.66	236,154.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	295,724.18	294,097.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	89,013.72	89,013.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	85,739.40	85,739.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	79,303.56	79,303.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	66,797.60	66,349.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	122,235,443.31	53,086,968.20				21,463,708.69	2,015,069.04	335,952.32	5,446,070.78	612,523.34	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	0	0.00	0	0.00	3	29,442,932.68	1	6,244,271.42	1	18,098,375.06	0	0.00	0	0.00	0	0.00	4.309999%	4.289667%	40
08/12/21	0	0.00	0	0.00	3	29,505,413.84	1	6,262,044.36	1	18,128,617.85	1	6,262,044.36	0	0.00	0	0.00	4.310170%	4.289834%	41
07/12/21	0	0.00	0	0.00	4	35,847,401.50	1	6,279,753.26	1	18,158,729.86	0	0.00	0	0.00	0	0.00	4.310340%	4.290001%	42
06/11/21	0	0.00	1	18,161,579.17	3	17,769,922.79	1	6,298,130.47	1	18,191,249.19	0	0.00	0	0.00	0	0.00	4.310523%	4.290180%	43
05/12/21	0	0.00	0	0.00	4	21,256,171.20	1	6,315,709.32	1	18,221,090.37	0	0.00	0	0.00	0	0.00	4.310691%	4.290344%	44
04/12/21	0	0.00	0	0.00	4	21,317,139.88	1	6,333,961.13	1	18,253,348.70	0	0.00	0	0.00	0	0.00	4.310871%	4.290521%	45
03/12/21	0	0.00	2	13,087,329.60	2	8,287,757.85	1	6,351,410.86	1	18,282,921.35	0	0.00	0	0.00	0	0.00	4.311036%	4.290683%	46
02/12/21	2	13,120,753.42	0	0.00	2	8,256,088.40	1	6,371,019.53	1	18,320,032.58	1	3,407,288.58	0	0.00	0	0.00	4.311195%	4.290837%	47
01/12/21	0	0.00	0	0.00	2	8,274,861.38	1	6,388,335.72	1	18,349,316.87	0	0.00	0	0.00	0	0.00	4.311350%	4.290989%	48
12/11/20	0	0.00	0	0.00	2	8,301,544.47	1	6,405,589.51	1	18,378,474.53	0	0.00	0	0.00	0	0.00	4.311510%	4.291145%	49
11/13/20	0	0.00	0	0.00	2	8,329,261.25	1	6,423,527.83	1	18,410,074.15	0	0.00	0	0.00	0	0.00	4.311683%	4.291314%	50
10/13/20	0	0.00	0	0.00	2	8,355,713.72	1	6,440,654.80	1	18,438,969.08	0	0.00	0	0.00	0	0.00	4.311840%	4.291468%	51
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	30309166	02/06/20	18	5	86,751.62	1,916,926.45	1,139,077.24	18,720,357.98	02/14/20	2
20	30309170	04/06/19	28	5	64,167.33	1,939,345.64	270,230.97	18,960,878.96	04/25/17	7			09/05/18
21	30309188	03/06/21	5	6	99,400.30	596,909.65	279,795.55	18,257,657.18	04/23/21	2
47	30309203	12/06/20	8	6	38,368.77	349,203.15	19,909.05	6,771,712.71	12/14/20	2
54	30294760	01/06/20	19	6	28,620.07	606,266.57	151,720.54	5,090,802.76	02/10/20	2
75	30295208	07/06/21	1	5	18,644.23	37,419.32	0.00	2,996,368.36	10/19/20	2
Totals					335,952.32	5,446,070.78	1,860,733.35	70,797,777.95
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		38,959,508	0	20,861,133		18,098,375
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		1,120,810,758	1,085,123,554	29,442,933		6,244,271
49 - 60 Months		0	0		0	0
> 60 Months		3,048,500	3,048,500		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	1,162,818,766	1,094,416,325	2,987,248	0	47,316,818	18,098,375
Aug-21	1,164,304,893	1,095,760,326	2,991,819	0	47,424,131	18,128,618
Jul-21	1,165,785,367	1,090,819,521	0	2,996,368	53,810,748	18,158,730
Jun-21	1,167,363,313	1,092,228,820	0	18,161,579	38,781,665	18,191,249
May-21	1,168,832,149	1,108,294,424	0	0	42,316,635	18,221,090
Apr-21	1,170,398,875	1,109,716,336	0	0	42,429,191	18,253,349
Mar-21	1,171,856,161	1,111,037,833	0	13,087,330	29,448,077	18,282,921
Feb-21	1,173,555,149	1,112,640,602	13,120,753	0	29,473,761	18,320,033
Jan-21	1,174,989,808	1,127,100,167	0	0	29,540,324	18,349,317
Dec-20	1,176,426,994	1,128,433,938	0	0	29,614,582	18,378,475
Nov-20	1,177,963,109	1,129,860,254	0	0	29,692,780	18,410,074
Oct-20	1,179,388,963	1,134,222,684	0	0	26,727,309	18,438,969
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	30309166	17,873,885.24	18,720,357.98	11,500,000.00	07/02/21	(1,607,757.00)	(1.06000)	12/31/20	01/06/20	219
20	30309170	18,098,375.06	18,960,878.96	13,500,000.00	07/01/21	(217,194.80)	(0.17000)	12/31/20	03/06/20	281
21	30309188	18,064,417.05	18,257,657.18	27,450,000.00	12/09/14	1,911,394.00	1.36000	--	03/06/25	283
46	30309158	6,244,271.42	6,244,271.42	7,100,000.00	11/01/20	(121,362.59)	(0.25000)	09/30/20	02/06/25	220
47	30309203	6,666,656.59	6,771,712.71	6,900,000.00	12/31/20	(4,001.40)	(0.01000)	09/30/20	04/06/25	282
54	30294760	4,711,859.04	5,090,802.76	3,400,000.00	07/02/21	234,846.39	0.50000	12/31/19	05/06/25	163
67	30309198	3,395,592.69	3,395,592.69	4,600,000.00	02/11/21	95,429.96	0.31000	12/31/20	04/06/25	222
75	30295208	2,987,247.88	2,996,368.36	5,810,000.00	11/17/20	382,641.87	1.70000	12/31/19	04/06/20	282
Totals		78,042,304.97	80,437,642.06	80,260,000.00		673,996.43

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 31

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
19	30309166	LO	NY	02/14/20	2

9/7/2021 - Loan transferred to special servicing effective 2/14/20 due to a maturity default. The subject is a 136 room hotel, built in 2008 and located in Long Island City, NY. Property was inspected 2/10/21 and found to be in good condition at that tim e. The property closed in late March 2020 and has not reopened. Currently there is no known reopening date. TTM June 2020 (more recent results requested but not received as the hotel is closed) 70.8% occupancy, $155.59 ADR and

$110.11 RevPAR (compared t o $127.81 TTM 2019 and $147.10 TTM 2018). RevPAR Index of 116.4 compares to 97.3 in 2019 and 116.8 in 2018. As of the end of June 2021, the hotel no longer had a hotel franchise. At present the State of

New York restricts certain Lender actions at this time pertaining to defaulted loans. The SpecialServicer will stay abreast of any changes and only act as the Lender is permitted. PNA signed. The SS has had sporadic discussions with the

	Borrower.
20	30309170	LO	CT	04/25/17	7

9/7/2021 - The subject is a 265 room, full-service hotel, built in 1971 and located in Norwalk, CT. The property was last inspected 1/6/21 and found to be in good condition at that time. TTM July 2021 achieved 48.3% occupancy, $92.13 ADR and

$44.54 RevPA R (compared to $54.50 TTM 2020 and $77.03 TTM 2019) TTM RevPAR Index of 83.4 compares to 79.7 TTM 2020 and 78.9 in TTM 2019. The trailing three month RevPAR Index is up year-over-year, from 74.5 in 2020 to 88.3 in

2021. 9/4/2018 Law Day set by the Connect icut Judge passed without the borrower paying the loan in full; therefore, the Trust''s SPE obtained title to the hotel on 9/5/2018. Property being managed by Commonwealth Lodging Management. The

	special servicer is continuing to stabilize the asset and t o respond to the plunge in market fundamentals caused by COVID.
21	30309188	Various	IL	04/23/21	2

9/7/2021 - The loan transferred to Special Servicing on 4/23/21 due to Imminent Monetary Default. The mixed use properties were built in 1987 - 1998 and are located in Champaign, IL. The property was 58.7% occupied per a July 2021 rent roll.

	The property

was inspected in August 2021 and found to be good overall condition with some deferred maintenance noted. The borrower has not yet signed the PNA. A receiver was appointed on 6/25/21. The receiver has engaged Friedman

Real Estate for property management and leasing. The receiver recently executed a new 17.5k SF office lease. The receiver is also working to address deferred maintenance and renewals for tenants with upcoming lease expirations.

46	30309158	LO	TN	01/13/20	8

-Agmt allows Borrower to use FF&E balance to pay for 3 pmts after eff date with repayment over 12 mos beginning 4/2021 payment. Borrower did not take any disbursements from FF&E. -12/2019-11/2020 FF&E deposits are waived.-No DSCR

	testing until 3/30/2022.

47	30309203	LO	NY	12/14/20	2

9/7/2021 - COVID - The loan transferred to special servicing due to imminent default. The property is a 121 room hotel, built in 1960 (renovated in 2014) and is located in Poughkeepsie, NY. Inspection dated 1/13/21 stated the property is in good condition and noted no deferred maintenance. The hotel re-opened in early July after nearly 7 months of being closed. Borrower consented to a receiver and the court approved the receiver motion. The receiver has been in place since 5/12/21.

	Foreclosure complaint h as been filed, though timing is unknown given the moratorium in NY. As of July 2021, Occupancy and ADR are 35% and $142 respectively.

54	30294760	LO	OK	02/10/20	2

9/7/2021 - Loan transferred to special servicing effective 2/10/20 due to payment default. The subject is a 66 room hotel, built in 2009 and located in Pauls Valley, OK. Property was inspected 4/19/21 and found to be in overall good condition at that tim e. TTM July 2021 39.8% occupancy, $81.05 ADR and $32.10 RevPAR (compared to $39.62 TTM 2020 and $62.17 TTM 2019). RevPAR Index of 90.9 compares to 118.2 in 2020 and 135.7 in 2019. The trailing three month RevPAR

Index has changed year-over-year from 85 .5 in 2020 to 75.5 in 2021. PNA signed. Receiver appointed 1/25/21. The special servicer will continue to pursue foreclosure while dual tracking potential modification discussions.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
67	30309198	LO	MO	06/03/20	1

9/7/2021 - COVID - The loan transferred to special servicing effective 6/3/2020 for payment default. The 70-room lodging property was built in 2008 (renovated in 2015) and is located in Blue Springs, MO. The property was most recently inspected on 6/7/21

and found to be in good overall condition. TTM July 2021 states 47.71% occupancy, $80.09 ADR, and $38.21 RevPAR (compared to $32.18 TTM 2020 and $41.44 TTM 2019). RevPAR Index of 90.0 compares to 74.4 in

2020 and 71.5 in 2019. The trailing three-month Rev PAR Index is down year-over-year, from 107.3 in 2020 to 91.9 in 2021. The borrower has requested forbearance relief related to COVID-19. A Modification Agreement has been executed.

Terms include deferring collections of P&I and reserve payments from 6/6/2 0-11/6/20 with payback over an 18-month period beginning on 3/6/21. Payments to be IO at the existing rate from 12/6/20-2/6/21. The special servicer is monitoring the loan for three timely payments during the payback period before requesting the loan be r eturned to the master servicer as performing. The loan is expected to be returned in October 2021.
75	30295208	MU	NY	10/19/20	2

9/7/2021 - The loan transferred to special servicing effective 10/19/2020 due to maturity default. The loan matured in April 2020. The collateral consists of two adjacent buildings in Long Island City, NY. 47-30 Vernon Blvd is a 5,725 SF, 4-story walk-up and has a mix of 1 commercial unit and 4 residential units. 47-31 Vernon Blvd is a 3,140 SF 3-story walk up building built in 1910. It consists of 1 commercial unit and two residential units (two-bedroom apartments).Both buildings are

100% leased as of th e March 2021 rent roll. New financials have been requested and not provided. A November 2020 inspection found the asset in good overall condition. A pre-negotiation letter was sent to the Borrower in October 2020. The

	Borrower signed the pre-negotiation		letter in February 2021. The Borrower noted in May 2021 that they expect to payoff the Loan in 3Q 2021. The SpecialServicer is evaluating rights and remedies under the Loan Agreement.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	30309202	18,000,000.00	4.45003%	18,000,000.00 4.45003%		8	07/03/20	05/06/20	07/06/20
46	30309158	0.00	4.20003%	0.00	4.20003%	8	11/16/20	12/23/20	07/30/21
64	30309178	3,801,186.72	4.75003%	3,801,186.72 4.75003%		8	06/15/20	06/05/20	06/22/20
67	30309198	3,407,288.58	5.16103%	3,407,288.58 5.16103%		8	12/15/20	12/15/20	02/07/21
Totals		25,208,475.30		25,208,475.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
49	30309199 03/12/20	7,000,000.00	9,600,000.00	177,822.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,000,000.00	9,600,000.00	177,822.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
49	30309199	03/25/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	27.46	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	1,897.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,857.50	0.00	0.00	38,633.72	0.00	0.00	1,712.21	0.00	0.00	0.00
20	0.00	0.00	3,902.69	0.00	0.00	44,333.73	0.00	0.00	21,866.25	0.00	0.00	0.00
21	0.00	0.00	3,895.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	826.24	0.00	404.21	0.00	0.00	0.00	(1,687.79)	0.00	0.00	0.00
47	0.00	0.00	1,437.63	0.00	0.00	880.54	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	1,018.52	0.00	0.00	10,357.94	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	733.28	0.00	0.00	0.00	0.00	0.00	(178.33)	0.00	0.00	0.00
75	0.00	0.00	644.07	0.00	0.00	0.00	0.00	0.00	(35.47)	0.00	0.00	0.00
Total	0.00	0.00	16,315.64	0.00	2,301.51	94,205.93	0.00	0.00	21,704.33	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		134,527.41

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 30 of 31

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 31 of 31